Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other income and expenses
Currency losses	€ 34
Other		€ 101
Total other operating expenses	€ 34	€ 101